T. ROWE PRICE Moderate Allocation Portfolio
September 30, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.4%
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 20
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  30,000 30
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 118,800 121
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.313%,
7/15/34 (1) 250,000 250
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.064%,
7/18/27 (1) 150,079 150
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 90
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.406%,
2/12/30 (1) 250,000 250
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.26%,
7/15/36 (1) 250,000 250
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 64,675 66
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 107
GM Financial Automobile Leasing
Trust
Series 2020-3, Class C
1.11%, 10/21/24  25,000 25
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 53,350 57
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 64,513 66
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.124%,
1/20/32 (1) 250,000 250
Santander Retail Auto Lease Trust
Series 2019-B, Class C
2.77%, 8/21/23 (1) 30,000 30
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 100,000 102
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 50,000 50
Shares/Par $ Value
(Cost and value in $000s)
‡
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 30,186 31
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 57,100 57
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 73,487 74
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 10,115 10
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 77,930 82
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 71,432 75
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 100,000 101
Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.434%,
7/20/32 (1) 250,000 250
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%,
1/15/34 (1) 250,000 250
Total Asset-Backed Securities (Cost
$2,817) 2,844
BOND MUTUAL FUNDS 15.1%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 3.15% (2)(3) 458 6
T. Rowe Price Institutional Emerging
Markets Bond Fund, 3.99% (2)(3) 955,862 7,867
T. Rowe Price Institutional Floating
Rate Fund - Institutional Class,
3.47% (2)(3) 133,676 1,306
T. Rowe Price Institutional High Yield
Fund - Institutional Class, 3.73% (2)(3) 1,370,550 12,143
T. Rowe Price International Bond Fund
- I Class, 1.00% (2)(3) 879,963 8,140
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I Class,
2.66% (2)(3) 304,619 1,675
Total Bond Mutual Funds (Cost
$30,818) 31,137
COMMON STOCKS 51.8%
COMMUNICATION SERVICES 7.2%
Diversified Telecommunication
Services 0.3%
KT (KRW)  2,715 74
Nippon Telegraph & Telephone (JPY)  16,200 449

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Telecom Italia (EUR)  116,777 47
570
Entertainment 1.2%
Cinemark Holdings (4) 1,128 22
Netflix (4) 1,082 660
Roku (4) 129 41
Sea, ADR (4) 2,555 814
Spotify Technology (4) 450 101
Walt Disney (4) 4,164 705
Zynga, Class A (4) 4,023 30
2,373
Interactive Media & Services 4.9%
Alphabet, Class A (4) 203 543
Alphabet, Class C (4) 2,047 5,456
Facebook, Class A (4) 7,282 2,471
Genius Sports (4) 390 7
NAVER (KRW)  451 146
Pinterest, Class A (4) 4,547 232
Snap, Class A (4) 9,380 693
Tencent Holdings (HKD)  6,500 388
Z Holdings (JPY)  18,300 117
10,053
Media 0.4%
Advantage Solutions (4) 1,001 9
Advantage Solutions, Warrants,
12/31/26 (4) 299 —
Cable One  45 82
Comcast, Class A  2,774 155
CyberAgent (JPY)  10,800 208
Stroeer (EUR)  1,027 85
WPP (GBP)  13,265 178
717
Wireless Telecommunication
Services 0.4%
SoftBank Group (JPY)  1,700 98
T-Mobile U.S. (4) 4,624 591
Vodafone Group, ADR  9,337 144
833
Total Communication Services 14,546
CONSUMER DISCRETIONARY 6.2%
Auto Components 0.3%
Autoliv, SDR (SEK) (5) 1,100 94
Denso (JPY)  1,700 111
Gentherm (4) 521 42
Magna International  2,961 223
Stanley Electric (JPY)  3,200 81
Stoneridge (4) 675 14
Sumitomo Rubber Industries (JPY)  3,800 48
613
Automobiles 0.3%
Honda Motor (JPY)  2,200 68
Suzuki Motor (JPY)  2,700 120
Toyota Motor (JPY)  21,500 383
571
Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 0.1%
Alclear Holdings, Acquisition Date:
3/6/18 - 12/13/18, Cost $17 (4)(6) 2,358 92
Bright Horizons Family Solutions (4) 389 54
Rover Group, Acquisition Date:
5/11/18 - 5/25/18, Cost $6 (4)(6) 823 11
Rover Group, Acquisition Date:
8/2/21, Cost $— (4)(6) 823 1
Rover Group, Acquisition Date:
8/2/21, Cost $— (4)(6) 823 —
Rover Group, Acquisition Date:
8/2/21, Cost $— (4)(6) 823 —
158
Hotels, Restaurants & Leisure 1.4%
Bally's (4) 180 9
BJ's Restaurants (4) 1,099 46
Booking Holdings (4) 93 221
Chipotle Mexican Grill (4) 147 267
Chuy's Holdings (4) 917 29
Compass Group (GBP) (4) 8,836 181
Denny's (4) 1,336 22
Drive Shack (4) 2,358 7
Dutch Bros, Class A (4) 336 15
Fiesta Restaurant Group (4) 2,060 23
Hilton Worldwide Holdings (4) 2,797 369
Marriott International, Class A (4) 2,364 350
McDonald's  168 40
MGM Resorts International  5,157 222
Papa John's International  877 111
Red Robin Gourmet Burgers (4) 693 16
Red Rock Resorts, Class A (4) 240 12
Ruth's Hospitality Group (4) 876 18
Starbucks  2,809 310
Yum! Brands  4,158 509
2,777
Household Durables 0.3%
Cavco Industries (4) 104 25
Panasonic (JPY)  11,400 141
Persimmon (GBP)  3,806 136
Skyline Champion (4) 958 58
Sony Group (JPY)  2,000 222
582
Internet & Direct Marketing
Retail 2.2%
1stdibs.com, Acquisition Date: 2/7/19,
Cost $6 (4)(6) 373 4
Alibaba Group Holding, ADR (4) 1,216 180
Altimeter Growth (4) 1,275 14
Altimeter Growth SPAC / Grab
Holdings PIPE (4)(7) 1,156 11
Amazon.com (4) 1,055 3,466
ASOS (GBP) (4) 3,131 126
Big Sky Growth Partners (4) 1,141 11
Coupang (4) 2,839 79
Deliveroo Holdings, Acquisition Date:
9/12/17 - 5/16/19, Cost $20 (GBP) (4)
(6) 11,000 41

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Delivery Hero (EUR) (4) 390 50
DoorDash, Class A (4) 1,450 299
Poshmark, Class A (4) 148 3
RealReal (4) 1,332 18
THG (GBP) (4) 6,111 42
ThredUp, Class A (4) 622 13
Xometry, Acquisition Date: 7/20/20 -
9/4/20, Cost $6 (4)(6) 624 34
Xometry, Class A (4) 99 6
Zalando (EUR) (4) 1,812 165
4,562
Multiline Retail 0.2%
Dollar General  987 209
Next (GBP)  1,371 151
Ollie's Bargain Outlet Holdings (4) 1,039 63
423
Specialty Retail 0.8%
AutoZone (4) 4 7
Burlington Stores (4) 401 114
Carvana (4) 1,429 431
Five Below (4) 86 15
Home Depot  840 276
Kingfisher (GBP)  49,224 222
Monro  882 51
Petco Health & Wellness (4) 699 15
RH (4) 65 43
Ross Stores  2,225 242
TJX  4,933 325
1,741
Textiles, Apparel & Luxury
Goods 0.6%
Allbirds, Acquisition Date: 10/10/18 -
12/21/18, Cost $6 (4)(6)(8) 580 7
Capri Holdings (4) 904 44
Dr. Martens (GBP) (4) 14,459 77
EssilorLuxottica (EUR)  859 164
Kering (EUR)  178 126
Lululemon Athletica (4) 688 278
Moncler (EUR)  2,552 156
NIKE, Class B  1,747 254
Samsonite International (HKD) (4) 26,400 57
Skechers USA, Class A (4) 880 37
Steven Madden  280 11
1,211
Total Consumer Discretionary 12,638
CONSUMER STAPLES 1.4%
Beverages 0.2%
Boston Beer, Class A (4) 185 94
Diageo (GBP)  4,514 219
Keurig Dr Pepper  1,100 38
Kirin Holdings (JPY)  4,600 85
436
Food & Staples Retailing 0.2%
Seven & i Holdings (JPY)  4,800 218
Walmart  1,521 212
Shares/Par $ Value
(Cost and value in $000s)
‡
Welcia Holdings (JPY)  2,100 76
506
Food Products 0.6%
Barry Callebaut (CHF)  46 104
Cal-Maine Foods  886 32
Mondelez International, Class A  700 41
Nestle (CHF)  6,470 780
Nomad Foods (4) 1,280 35
Post Holdings (4) 525 58
Post Holdings Partnering (4) 724 7
TreeHouse Foods (4) 1,093 44
Utz Brands  1,869 32
Wilmar International (SGD)  46,300 143
1,276
Household Products 0.0%
Kimberly-Clark  260 34
34
Personal Products 0.4%
BellRing Brands, Class A (4) 519 16
L'Oreal (EUR)  626 259
Pola Orbis Holdings (JPY)  1,300 30
Unilever (GBP)  8,883 481
786
Total Consumer Staples 3,038
ENERGY 0.5%
Energy Equipment & Services 0.1%
Cactus, Class A  490 19
Dril-Quip (4) 354 9
Halliburton  1,876 41
Liberty Oilfield Services, Class A (4) 2,920 35
NexTier Oilfield Solutions (4) 4,576 21
Worley (AUD)  14,511 102
227
Oil, Gas & Consumable Fuels 0.4%
Devon Energy  1,428 51
Diamondback Energy  826 78
EOG Resources  800 64
Equinor (NOK)  10,429 265
Magnolia Oil & Gas, Class A  3,509 62
Royal Dutch Shell, Class B, ADR  2,410 107
TotalEnergies (EUR)  5,340 255
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $3 (4)
(6)(8) 1 5
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $18 (4)(6)(8) 5 23
910
Total Energy 1,137
FINANCIALS 7.6%
Banks 2.6%
Atlantic Capital Bancshares (4) 639 17
Australia & New Zealand Banking
Group (AUD)  6,030 121

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America  16,222 689
BankUnited  1,791 75
BNP Paribas (EUR)  2,542 163
Citigroup  4,400 309
Close Brothers Group (GBP)  2,071 43
CrossFirst Bankshares (4) 1,208 16
DBS Group Holdings (SGD)  4,275 95
Dime Community Bancshares  864 28
DNB Bank (NOK)  13,374 304
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $3 (4)(6)(8) 307 4
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $2 (4)
(6)(8) 151 2
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(6)(8) 46 —
East West Bancorp  825 64
Equity Bancshares, Class A  639 21
Erste Group Bank (EUR)  2,924 128
FB Financial  974 42
First Bancshares  762 29
Grasshopper Bancorp, Voting Shares,
Acquisition Date: 10/12/18 - 5/2/19,
Cost $5 (4)(6)(8) 528 2
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (4)(6)(8) 104 —
Heritage Commerce  2,457 29
Heritage Financial  703 18
Home BancShares  1,842 43
ING Groep (EUR)  20,416 297
Intesa Sanpaolo (EUR)  33,406 95
JPMorgan Chase  154 25
Live Oak Bancshares  900 57
Lloyds Banking Group (GBP)  215,695 134
Mitsubishi UFJ Financial Group (JPY)  20,100 119
National Bank of Canada (CAD) (5) 3,410 262
Origin Bancorp  808 34
Pacific Premier Bancorp  1,066 44
Pinnacle Financial Partners  985 93
Popular  431 33
Professional Holding, Class A (4) 473 9
Sandy Spring Bancorp  763 35
Seacoast Banking  1,270 43
Signature Bank  387 105
SouthState  539 40
Standard Chartered (GBP)  9,048 53
Sumitomo Mitsui Trust Holdings (JPY)  2,435 84
Svenska Handelsbanken, Class A
(SEK)  14,008 157
United Overseas Bank (SGD)  9,100 172
Webster Financial  751 41
Wells Fargo  21,047 977
Western Alliance Bancorp  1,054 115
5,266
Capital Markets 2.0%
Apollo Global Management  800 49
Shares/Par $ Value
(Cost and value in $000s)
‡
Bridgepoint Group (GBP) (4) 12,403 84
Cboe Global Markets  662 82
Charles Schwab  12,613 919
Goldman Sachs Group  2,258 854
Julius Baer Group (CHF)  2,313 154
Macquarie Group (AUD)  1,079 139
Morgan Stanley  16,133 1,570
MSCI  66 40
S&P Global  507 215
StepStone Group, Class A  1,172 50
XP, Class A (4) 1,120 45
4,201
Consumer Finance 0.1%
Encore Capital Group (4) 818 40
PRA Group (4) 840 35
PROG Holdings  963 41
116
Diversified Financial Services 0.3%
Challenger (AUD)  11,630 52
Conyers Park III Acquisition (4) 1,070 11
Element Fleet Management (CAD)  15,308 154
Equitable Holdings  8,535 253
Mitsubishi HC Capital (JPY)  11,100 58
528
Insurance 2.5%
AIA Group (HKD)  7,200 83
American International Group  19,930 1,094
Assurant  497 78
Aviva (GBP)  20,557 109
AXA (EUR)  12,557 348
Axis Capital Holdings  1,104 51
Bright Health Group (4) 300 2
Bright Health Group, Acquisition Date:
9/16/20, Cost $13 (4)(6) 1,965 15
Chubb  2,732 474
Direct Line Insurance Group (GBP)  21,100 82
Hanover Insurance Group  365 47
Hartford Financial Services Group  5,943 418
Marsh & McLennan  1,029 156
MetLife  4,846 299
Munich Re (EUR)  1,258 343
PICC Property & Casualty, Class H
(HKD)  112,000 109
Ping An Insurance Group, Class H
(HKD)  8,500 58
Sampo, Class A (EUR)  4,904 242
Selective Insurance Group  1,026 78
Selectquote (4) 752 10
Storebrand (NOK)  17,676 168
Sun Life Financial (CAD)  4,968 256
Tokio Marine Holdings (JPY)  3,800 204
Travelers  1,538 234
Zurich Insurance Group (CHF)  412 168
5,126
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4) 452 6
Capitol Federal Financial  1,358 16

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Essent Group  944 42
Housing Development Finance (INR)  3,268 120
Meridian Bancorp  636 13
PennyMac Financial Services  976 60
Sterling Bancorp (4) 568 3
260
Total Financials 15,497
HEALTH CARE 7.5%
Biotechnology 0.5%
AbbVie  1,614 174
Abcam, ADR (4) 549 11
ACADIA Pharmaceuticals (4) 253 4
Acceleron Pharma (4) 260 45
Agios Pharmaceuticals (4) 419 19
Allogene Therapeutics (4) 162 4
Apellis Pharmaceuticals (4) 267 9
Arcutis Biotherapeutics (4) 133 3
Argenx, ADR (4) 271 82
Ascendis Pharma, ADR (4) 430 69
Avidity Biosciences (4) 477 12
Blueprint Medicines (4) 426 44
Cerevel Therapeutics Holdings (4) 569 17
CRISPR Therapeutics (4) 79 9
Exact Sciences (4) 43 4
Flame Biosciences, Acquisition Date:
9/28/20, Cost $2 (4)(6)(8) 372 2
G1 Therapeutics (4) 308 4
Generation Bio (4) 913 23
Global Blood Therapeutics (4) 743 19
Homology Medicines (4) 459 4
Icosavax (4) 361 11
IGM Biosciences (4) 206 14
Insmed (4) 1,798 49
Intellia Therapeutics (4) 224 30
Iovance Biotherapeutics (4) 190 5
Karuna Therapeutics (4) 78 10
Kodiak Sciences (4) 612 59
Kymera Therapeutics (4) 121 7
MeiraGTx Holdings (4) 260 3
Monte Rosa Therapeutics (4) 120 3
Morphic Holding (4) 39 2
Nurix Therapeutics (4) 180 5
Orchard Therapeutics, ADR (4) 663 1
Prothena (4) 839 60
PTC Therapeutics (4) 130 5
Radius Health (4) 2,011 25
RAPT Therapeutics (4) 452 14
Replimune Group (4) 210 6
Scholar Rock Holding (4) 707 23
Seagen (4) 184 31
Tenaya Therapeutics (4) 111 2
TG Therapeutics (4) 83 3
Turning Point Therapeutics (4) 261 17
Ultragenyx Pharmaceutical (4) 650 59
Xencor (4) 652 21
Zentalis Pharmaceuticals (4) 226 15
1,038
Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment &
Supplies 2.3%
Abbott Laboratories  978 115
Alcon (CHF)  864 70
Align Technology (4) 90 60
AtriCure (4) 513 36
Avanos Medical (4) 857 27
Axonics (4) 181 12
Becton Dickinson & Company  1,203 296
CVRx (4) 253 4
Danaher  4,662 1,419
DENTSPLY SIRONA  1,239 72
Elekta, Class B (SEK) (5) 8,158 91
ICU Medical (4) 232 54
Inari Medical (4) 280 23
Intuitive Surgical (4) 543 540
Koninklijke Philips (EUR)  5,662 252
Medtronic  4,622 579
Mesa Laboratories  45 14
Nevro (4) 285 33
NuVasive (4) 340 20
Outset Medical (4) 240 12
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $14 (4)(6)(8) 3,864 5
Penumbra (4) 114 30
PROCEPT BioRobotics (4) 97 4
Pulmonx (4) 80 3
Quidel (4) 458 65
Siemens Healthineers (EUR)  3,192 207
STERIS  70 14
Stryker  1,375 363
Teleflex  694 261
Warby Parker, Class A (4) 1,667 88
4,769
Health Care Providers &
Services 1.5%
Accolade (4) 330 14
Alignment Healthcare (4) 1,556 25
Amedisys (4) 270 40
Anthem  1,256 468
Centene (4) 4,473 279
Cigna  374 75
dentalcorp Holdings (CAD) (4)(5) 1,198 16
Fresenius (EUR)  3,997 191
Hanger (4) 1,667 37
HCA Healthcare  3,028 735
Humana  243 94
ModivCare (4) 275 50
Molina Healthcare (4) 476 129
Oak Street Health (4) 108 4
Option Care Health (4) 1,237 30
Pennant Group (4) 484 14
Privia Health Group (4) 282 7
Surgery Partners (4) 456 19
U.S. Physical Therapy  319 35
UnitedHealth Group  2,367 925
3,187

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology 0.1%
Certara (4) 245 8
Definitive Healthcare (4) 224 10
Doximity, Class A (4) 169 14
Sophia Genetics (4) 431 7
Veeva Systems, Class A (4) 360 104
143
Life Sciences Tools & Services 0.9%
Adaptive Biotechnologies (4) 295 10
Agilent Technologies  3,056 481
Bruker  1,154 90
Evotec (EUR) (4) 2,032 96
Olink Holding, ADR (4) 674 16
PerkinElmer  770 133
Quanterix (4) 159 8
Rapid Micro Biosystems, Class A (4) 458 9
Seer (4) 418 15
Thermo Fisher Scientific  1,594 911
1,769
Pharmaceuticals 2.2%
Arvinas (4) 80 7
Astellas Pharma (JPY)  19,600 323
AstraZeneca, ADR  14,772 887
Atea Pharmaceuticals (4) 139 5
Bausch Health (4) 700 19
Bayer (EUR)  3,663 199
Catalent (4) 827 110
Elanco Animal Health (4) 8,120 259
Eli Lilly  3,006 695
GlaxoSmithKline, ADR  4,097 157
Ipsen (EUR)  808 77
Novartis (CHF)  4,225 346
Otsuka Holdings (JPY)  3,300 141
Pfizer  4,000 172
Reata Pharmaceuticals, Class A (4) 195 20
Roche Holding (CHF)  1,281 467
Sanofi (EUR)  3,840 370
Takeda Pharmaceutical, ADR (5) 3,491 57
Zoetis  950 184
4,495
Total Health Care 15,401
INDUSTRIALS & BUSINESS
SERVICES 4.8%
Aerospace & Defense 0.1%
BWX Technologies  188 10
Meggitt (GBP) (4) 12,746 126
Parsons (4) 358 12
Safran (EUR)  939 119
267
Air Freight & Logistics 0.2%
United Parcel Service, Class B  1,710 311
311
Airlines 0.0%
Sun Country Airlines Holdings (4) 364 12
12
Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products 0.0%
CSW Industrials  144 18
Gibraltar Industries (4) 828 58
PGT Innovations (4) 1,147 22
98
Commercial Services &
Supplies 0.3%
ADT  3,951 32
Brink's  476 30
Cintas  90 34
Copart (4) 597 83
Heritage-Crystal Clean (4) 665 19
MSA Safety  214 31
Rentokil Initial (GBP)  6,204 49
Republic Services  2,616 314
Stericycle (4) 440 30
Tetra Tech  181 27
649
Electrical Equipment 0.6%
ABB (CHF)  6,947 232
AZZ  1,128 60
Hubbell  1,316 238
Legrand (EUR)  1,211 130
Mitsubishi Electric (JPY)  17,500 243
Prysmian (EUR)  4,601 161
Schneider Electric (EUR)  762 127
Shoals Technologies Group, Class
A (4) 957 26
Thermon Group Holdings (4) 580 10
1,227
Industrial Conglomerates 1.5%
DCC (GBP)  1,421 119
General Electric  13,950 1,437
Honeywell International  1,354 288
Melrose Industries (GBP)  74,965 174
Roper Technologies  312 139
Siemens (EUR)  5,377 879
3,036
Machinery 0.6%
Caterpillar  562 108
Chart Industries (4) 183 35
Enerpac Tool Group  1,996 41
ESCO Technologies  600 46
Federal Signal  851 33
Fortive  3,300 233
Graco  683 48
Helios Technologies  542 45
Illinois Tool Works  180 37
Ingersoll Rand (4) 1,577 80
John Bean Technologies  544 76
KION Group (EUR)  2,023 188
Knorr-Bremse (EUR)  745 80
Marel (ISK)  1,902 13
Meritor (4) 1,512 32
Mueller Water Products, Class A  2,495 38
SMC (JPY)  100 62

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SPX (4) 785 42
THK (JPY)  2,400 53
Toro  388 38
1,328
Marine 0.0%
Matson  623 50
50
Professional Services 0.6%
Booz Allen Hamilton Holding  533 42
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $5 (4)(6)(8) 198 11
Clarivate (4) 3,124 68
CoStar Group (4) 1,664 143
Equifax  149 38
Huron Consulting Group (4) 323 17
Jacobs Engineering Group  2,258 299
Legalzoom.com (4) 252 7
Recruit Holdings (JPY)  3,700 226
TechnoPro Holdings (JPY)  5,300 159
Teleperformance (EUR)  318 125
TransUnion  462 52
Upwork (4) 1,968 89
1,276
Road & Rail 0.5%
Central Japan Railway (JPY)  800 128
CSX  7,677 228
Knight-Swift Transportation Holdings  722 37
Landstar System  188 30
Norfolk Southern  1,703 407
Saia (4) 180 43
Union Pacific  826 162
1,035
Trading Companies &
Distributors 0.4%
Air Lease  550 22
Ashtead Group (GBP)  2,947 223
Bunzl (GBP)  2,372 78
Mitsubishi (JPY)  3,800 119
Rush Enterprises, Class A  682 31
SiteOne Landscape Supply (4) 582 116
Sumitomo (JPY)  8,500 120
United Rentals (4) 474 166
875
Total Industrials & Business Services 10,164
INFORMATION
TECHNOLOGY 11.2%
Communications Equipment 0.1%
Infinera (4) 480 4
LM Ericsson, Class B (SEK) (5) 21,234 240
Motorola Solutions  30 7
251
Electronic Equipment, Instruments
& Components 0.5%
CTS  1,308 40
Hamamatsu Photonics (JPY)  2,100 130
Shares/Par $ Value
(Cost and value in $000s)
‡
Largan Precision (TWD)  1,000 78
Littelfuse  194 53
Murata Manufacturing (JPY)  2,200 195
National Instruments  1,072 42
Novanta (4) 631 97
Omron (JPY)  1,200 119
PAR Technology (4) 986 61
TE Connectivity  375 51
Teledyne Technologies (4) 228 98
964
IT Services 2.5%
Affirm Holdings (4) 1,564 186
Amadeus IT Group, A Shares
(EUR) (4) 1,276 84
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $61 (4)(6)(8) 10,922 59
Euronet Worldwide (4) 320 41
Fidelity National Information Services  562 68
Fiserv (4) 4,652 505
Flywire, Voting Shares (4) 127 6
Global Payments  1,695 267
Kratos Defense & Security
Solutions (4) 1,288 29
Mastercard, Class A  1,842 640
MongoDB (4) 449 212
NTT Data (JPY)  14,700 284
Payoneer Global (4) 3,330 28
PayPal Holdings (4) 2,771 721
Repay Holdings (4) 927 21
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $1 (4)(6)(8) 26 3
Shopify, Class A (4) 170 231
Snowflake, Class A (4) 196 59
Square, Class A (4) 1,221 293
StoneCo, Class A (4) 173 6
Themis Solutions, Acquisition Date:
4/14/21, Cost $2 (4)(6)(8) 110 2
Toast, Class A (4) 136 7
Toast, Class B, Acquisition Date:
6/27/18 - 2/14/20, Cost $16 (4)(6) 4,040 192
Twilio, Class A (4) 176 56
Visa, Class A  5,436 1,211
5,211
Semiconductors & Semiconductor
Equipment 2.9%
Advanced Micro Devices (4) 3,031 312
Analog Devices  2,574 431
Applied Materials  4,298 553
ASML Holding (EUR)  591 441
ASML Holding  610 455
Broadcom  1,333 646
Entegris  961 121
KLA  462 155
Lattice Semiconductor (4) 2,226 144
Marvell Technology  2,102 127
Microchip Technology  835 128
Micron Technology  900 64
Monolithic Power Systems  223 108

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
NVIDIA  2,594 537
NXP Semiconductors  1,858 364
QUALCOMM  1,831 236
Renesas Electronics (JPY) (4) 6,900 85
Semtech (4) 261 20
Taiwan Semiconductor Manufacturing
(TWD)  27,219 563
Taiwan Semiconductor Manufacturing,
ADR  932 104
Texas Instruments  1,273 245
Tokyo Electron (JPY)  400 177
6,016
Software 4.3%
Atlassian, Class A (4) 407 159
Bill.com Holdings (4) 466 124
Canva, Acquisition Date: 8/16/21,
Cost $9 (4)(6)(8) 5 9
Ceridian HCM Holding (4) 731 82
Clearwater Analytics Holdings, Class
A (4) 476 12
Coupa Software (4) 479 105
Crowdstrike Holdings, Class A (4) 146 36
Datadog, Class A (4) 520 74
Descartes Systems Group (4) 1,237 101
DocuSign (4) 705 181
DoubleVerify Holdings (4) 140 5
Duck Creek Technologies (4) 125 6
Five9 (4) 300 48
ForgeRock, Class A (4) 211 8
Fortinet (4) 666 195
Intuit  1,242 670
Manhattan Associates (4) 205 31
Microsoft  16,141 4,550
nCino (4) 598 42
Paycom Software (4) 173 86
Paycor HCM (4) 329 12
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $— (4)(6)(8) 51 —
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $— (4)(6)(8) 357 —
salesforce.com (4) 2,318 629
SAP (EUR)  1,631 221
ServiceNow (4) 1,270 790
SS&C Technologies Holdings  1,141 79
Synopsys (4) 1,003 300
Workiva (4) 360 51
Zendesk (4) 105 12
Zoom Video Communications, Class
A (4) 951 249
8,867
Technology Hardware, Storage &
Peripherals 0.9%
Apple  10,877 1,539
Samsung Electronics (KRW)  5,705 354
1,893
Total Information Technology 23,202
Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 2.7%
Chemicals 1.3%
Air Liquide (EUR)  1,021 163
Akzo Nobel (EUR)  1,543 169
Asahi Kasei (JPY)  12,900 138
BASF (EUR)  2,095 159
Covestro (EUR)  1,747 119
Element Solutions  4,348 94
International Flavors & Fragrances  909 122
Johnson Matthey (GBP)  4,663 167
Linde  2,279 669
Minerals Technologies  537 37
PPG Industries  1,436 205
Quaker Chemical  196 47
Sherwin-Williams  1,263 353
Tosoh (JPY)  1,300 24
Umicore (EUR)  2,260 134
2,600
Construction Materials 0.0%
Martin Marietta Materials  208 71
71
Containers & Packaging 0.9%
Amcor, CDI (AUD)  8,092 94
Avery Dennison  574 119
International Paper  11,015 616
Packaging Corp. of America  2,149 296
Ranpak Holdings, Class A (4) 421 11
Westrock  13,690 682
1,818
Metals & Mining 0.4%
Antofagasta (GBP)  7,816 142
BHP Group (AUD)  2,221 59
BHP Group (GBP)  6,629 167
Constellium (4) 3,142 59
ERO Copper (CAD) (4) 2,344 41
Franco-Nevada (CAD)  179 23
Haynes International  564 21
IGO (AUD)  32,653 205
Northern Star Resources (AUD)  4,679 29
Rio Tinto (AUD)  782 56
South32 (AUD)  36,956 92
894
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  8,089 135
West Fraser Timber (CAD) (5) 362 30
165
Total Materials 5,548
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Bluescape Opportunities
Acquisition (4) 1,586 16
KKR Acquisition Holdings I (4) 1,816 18
Total Miscellaneous 34

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 1.4%
Equity Real Estate Investment
Trusts 1.2%
Alexandria Real Estate Equities, REIT  719 137
American Campus Communities, REIT  1,013 49
Camden Property Trust, REIT  1,707 252
Community Healthcare Trust, REIT  407 18
CubeSmart, REIT  978 47
EastGroup Properties, REIT  589 98
Equity LifeStyle Properties, REIT  2,402 188
First Industrial Realty Trust, REIT  511 27
Flagship Communities REIT, REIT (5) 319 6
Great Portland Estates, REIT (GBP)  11,675 117
JBG SMITH Properties, REIT  1,344 40
Prologis, REIT  6,592 827
PS Business Parks, REIT  444 69
Rexford Industrial Realty, REIT  966 55
Scentre Group (AUD)  42,159 90
Welltower, REIT  4,341 358
Weyerhaeuser, REIT  1,567 56
2,434
Real Estate Management &
Development 0.2%
Altus Group (CAD)  230 11
FirstService  726 131
Mitsui Fudosan (JPY)  9,000 214
356
Total Real Estate 2,790
UTILITIES 1.3%
Electric Utilities 0.5%
Evergy  594 37
Eversource Energy  1,123 92
Exelon  832 40
IDACORP  485 50
MGE Energy  224 16
NextEra Energy  5,831 458
Southern  3,398 211
Xcel Energy  400 25
929
Gas Utilities 0.1%
Atmos Energy  230 20
Beijing Enterprises Holdings (HKD)  13,500 54
Chesapeake Utilities  436 52
ONE Gas  804 51
Southwest Gas Holdings  939 63
240
Independent Power & Renewable
Electricity Producers 0.1%
AES  4,404 101
Electric Power Development (JPY) (5) 4,200 60
NextEra Energy Partners  470 35
196
Multi-Utilities 0.6%
Ameren  77 6
CMS Energy  561 33
Shares/Par $ Value
(Cost and value in $000s)
‡
Dominion Energy  2,550 186
Engie (EUR)  17,483 229
National Grid (GBP)  12,818 153
NorthWestern  471 27
Sempra Energy  5,153 652
WEC Energy Group  372 33
1,319
Water Utilities 0.0%
California Water Service Group  510 30
Middlesex Water  309 32
SJW Group  541 36
98
Total Utilities 2,782
Total Miscellaneous Common
Stocks  0.0% (9) 20
Total Common Stocks (Cost
$55,362) 106,797
CONVERTIBLE BONDS 0.0%
Rivian Automotive, 0.00%, 7/23/26,
Acquisition Date: 7/23/21,
Cost $97 (4)(6)(8) 96,976 97
Total Convertible Bonds (Cost $97) 97
CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $13 (4)(6)(8) 1,224 87
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $19 (4)(6)(8) 1,248 89
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $108 (4)(6)(8) 2,923 207
383
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21, Cost $18 (4)
(6)(8) 754 28
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $13 (4)(6)(8) 335 13
41
Internet & Direct Marketing
Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $10 (4)(6)(8) 1,674 10
10
Textiles, Apparel & Luxury
Goods 0.0%
Allbirds, Series A, Acquisition Date:
10/10/18, Cost $2 (4)(6)(8) 190 2

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Allbirds, Series B, Acquisition Date:
10/10/18, Cost $— (4)(6)(8) 35 1
Allbirds, Series C, Acquisition Date:
10/9/18, Cost $4 (4)(6)(8) 320 4
Allbirds, Series Seed, Acquisition
Date: 10/10/18, Cost $1 (4)(6)(8) 100 1
8
Total Consumer Discretionary 442
CONSUMER STAPLES 0.1%
Food Products 0.1%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $14 (4)(6)(8) 733 46
Total Consumer Staples 46
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C,
Acquisition Date: 8/14/20, Cost $5 (4)
(6)(8) 1,752 15
Caris Life Sciences, Series D,
Acquisition Date: 5/11/21, Cost $7 (4)
(6)(8) 895 7
22
Health Care Equipment &
Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5 (4)(6)(8) 5,305 5
5
Health Care Providers &
Services 0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $10 (4)(6)(8) 4,107 13
13
Life Sciences Tools & Services 0.0%
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (4)(6)(8) 636 6
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $6 (4)(6)(8) 524 22
National Resilience, Series C,
Acquisition Date: 6/9/21, Cost $11 (4)
(6)(8) 237 11
39
Total Health Care 79
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B,
Acquisition Date: 3/24/21, Cost $6 (4)
(6)(8) 126 6
6
Professional Services 0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (4)(6)(8) 300 16
Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date:
9/6/19, Cost $12 (4)(6)(8) 400 22
38
Road & Rail 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $9 (4)(6)(8) 1,241 20
Convoy, Series D, Acquisition Date:
10/30/19, Cost $10 (4)(6)(8) 764 13
33
Total Industrials & Business Services 77
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $5 (4)(6)(8) 184 22
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $1 (4)(6)(8) 10 1
Themis Solutions, Series AA,
Acquisition Date: 4/14/21, Cost $1 (4)
(6)(8) 30 1
Themis Solutions, Series AB,
Acquisition Date: 4/14/21, Cost $— (4)
(6)(8) 10 —
Themis Solutions, Series B,
Acquisition Date: 4/14/21, Cost $— (4)
(6)(8) 10 —
Themis Solutions, Series E,
Acquisition Date: 4/14/21, Cost $7 (4)
(6)(8) 320 7
31
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (4)(6)(8) 64 14
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (4)(6)(8) 137 30
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $5 (4)(6)(8) 445 5
Gusto, Series E, Acquisition Date:
7/13/21, Cost $16 (4)(6)(8) 504 16
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(8) 303 4
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $12 (4)(6)(8) 921 12
SecurityScorecard, Series E,
Acquisition Date: 3/5/21, Cost $5 (4)
(6)(8) 344 5
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $7 (4)(6)(8) 1,115 16
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1 (4)(6)(8) 85 2
104
Total Information Technology 135
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C,
Acquisition Date: 5/28/21, Cost $6 (4)
(6)(8) 135 6

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (4)(6)(8) 228 10
Total Materials 16
UTILITIES 0.1%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22  838 42
42
Independent Power & Renewable
Electricity Producers 0.1%
AES, 6.875%, 2/15/24  725 69
69
Total Utilities 111
Total Convertible Preferred Stocks
(Cost $528) 906
CORPORATE BONDS 6.3%
AbbVie, 2.95%, 11/21/26  45,000 48
AbbVie, 3.20%, 11/21/29  45,000 48
AbbVie, 4.05%, 11/21/39  25,000 29
AbbVie, 4.70%, 5/14/45  55,000 68
AbbVie, 4.875%, 11/14/48  108,000 138
AerCap Ireland Capital, 4.875%,
1/16/24  175,000 189
Alexandria Real Estate Equities,
3.95%, 1/15/28  65,000 73
Alexandria Real Estate Equities,
4.70%, 7/1/30  15,000 18
American Campus Communities
Operating Partnership, 2.85%, 2/1/30  78,000 80
American Campus Communities
Operating Partnership, 3.30%,
7/15/26  20,000 21
American Campus Communities
Operating Partnership, 3.625%,
11/15/27  45,000 49
American Tower, 2.30%, 9/15/31  25,000 25
Anheuser-Busch InBev Worldwide,
4.50%, 6/1/50  135,000 161
APT Pipelines, 4.25%, 7/15/27 (1) 180,000 204
Arrow Electronics, 4.00%, 4/1/25  50,000 54
Astrazeneca Finance, 1.75%, 5/28/28  35,000 35
Astrazeneca Finance, 2.25%, 5/28/31  10,000 10
AT&T, 2.25%, 2/1/32  75,000 73
AT&T, 2.30%, 6/1/27  40,000 41
AT&T, 2.55%, 12/1/33  35,000 34
AT&T, 2.75%, 6/1/31  90,000 92
AT&T, 4.30%, 2/15/30  27,000 31
Ausgrid Finance, 3.85%, 5/1/23 (1)(5) 30,000 31
Ausgrid Finance, 4.35%, 8/1/28 (1) 40,000 45
Avolon Holdings Funding, 3.95%,
7/1/24 (1) 90,000 96
Avolon Holdings Funding, 4.25%,
4/15/26 (1) 60,000 64
Avolon Holdings Funding, 4.375%,
5/1/26 (1) 30,000 32
Bank of America, 3.248%, 10/21/27  70,000 76
Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America, VR, 1.898%,
7/23/31 (10) 210,000 202
Bank of America, VR, 1.922%,
10/24/31 (10) 60,000 58
Bank of America, VR, 2.496%,
2/13/31 (10) 105,000 106
Bank of America, VR, 2.592%,
4/29/31 (10) 50,000 51
Bank of America, VR, 3.419%,
12/20/28 (10) 80,000 87
Bank of America, VR, 4.271%,
7/23/29 (10) 65,000 74
BAT Capital, 3.557%, 8/15/27  150,000 161
BAT International Finance, 1.668%,
3/25/26  15,000 15
Becton Dickinson & Company,
1.957%, 2/11/31  50,000 49
Becton Dickinson & Company,
2.823%, 5/20/30  35,000 37
Becton Dickinson & Company, 3.70%,
6/6/27  114,000 126
Becton Dickinson & Company,
3.794%, 5/20/50  35,000 39
Becton Dickinson & Company,
4.669%, 6/6/47  35,000 44
Boardwalk Pipelines, 3.40%, 2/15/31  35,000 37
Boardwalk Pipelines, 4.45%, 7/15/27  10,000 11
Boardwalk Pipelines, 4.95%, 12/15/24  35,000 39
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 12
Booking Holdings, 4.625%, 4/13/30  20,000 24
Boral Finance, 3.00%, 11/1/22 (1) 5,000 5
Boral Finance, 3.75%, 5/1/28 (1) 80,000 85
Boston Properties, 2.90%, 3/15/30  60,000 62
Boston Properties, 3.25%, 1/30/31  20,000 21
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 38
Brixmor Operating Partnership, 4.05%,
7/1/30  25,000 28
Brixmor Operating Partnership,
4.125%, 5/15/29  20,000 23
Cameron LNG, 2.902%, 7/15/31 (1) 15,000 16
Cameron LNG, 3.302%, 1/15/35 (1) 20,000 21
Cameron LNG, 3.701%, 1/15/39 (1) 15,000 16
Capital One Financial, 3.65%, 5/11/27  50,000 55
Capital One Financial, 3.75%, 3/9/27  90,000 100
Capital One Financial, VR, 2.359%,
7/29/32 (10) 90,000 88
Cardinal Health, 4.50%, 11/15/44  10,000 11
Cardinal Health, 4.90%, 9/15/45  10,000 12
Charter Communications Operating,
2.25%, 1/15/29  25,000 25
Charter Communications Operating,
2.30%, 2/1/32  40,000 38
Charter Communications Operating,
2.80%, 4/1/31  90,000 91
Charter Communications Operating,
3.75%, 2/15/28  30,000 33
Charter Communications Operating,
4.20%, 3/15/28  45,000 50

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications Operating,
4.80%, 3/1/50  15,000 17
Charter Communications Operating,
5.125%, 7/1/49  15,000 18
Charter Communications Operating,
5.75%, 4/1/48  5,000 6
Charter Communications Operating,
6.484%, 10/23/45  12,000 16
Cheniere Corpus Christi Holdings,
3.70%, 11/15/29  45,000 49
Cheniere Corpus Christi Holdings,
5.125%, 6/30/27  15,000 17
Cigna, 2.375%, 3/15/31  25,000 25
Cigna, 3.40%, 3/1/27  45,000 49
Citigroup, VR, 3.106%, 4/8/26 (10) 40,000 42
CNO Financial Group, 5.25%, 5/30/25  15,000 17
Comcast, 2.887%, 11/1/51 (1) 25,000 24
Comcast, 3.90%, 3/1/38  60,000 69
Country Garden Holdings, 5.125%,
1/17/25  200,000 201
Crown Castle International, 2.25%,
1/15/31  95,000 93
Crown Castle Towers, 3.663%,
5/15/25 (1) 85,000 90
CVS Health, 1.30%, 8/21/27  35,000 34
CVS Health, 1.875%, 2/28/31  35,000 34
CVS Health, 2.70%, 8/21/40  10,000 10
CVS Health, 3.625%, 4/1/27  10,000 11
CVS Health, 4.25%, 4/1/50  85,000 101
CVS Health, 5.05%, 3/25/48  120,000 155
Daimler Finance North America,
2.45%, 3/2/31 (1) 150,000 153
Diamondback Energy, 3.25%, 12/1/26  50,000 53
Ecolab, 4.80%, 3/24/30  5,000 6
Edison International, 4.95%, 4/15/25  5,000 5
Enel Finance International, 3.625%,
5/25/27 (1) 210,000 232
Energy Transfer, 2.90%, 5/15/25  60,000 63
Energy Transfer, 4.20%, 4/15/27  55,000 61
Energy Transfer, 4.50%, 4/15/24  10,000 11
Energy Transfer, 4.95%, 6/15/28  20,000 23
Energy Transfer, 5.00%, 5/15/50  30,000 35
Energy Transfer, 5.25%, 4/15/29  25,000 29
Energy Transfer, 5.50%, 6/1/27  10,000 12
Energy Transfer, 5.875%, 1/15/24  40,000 44
Energy Transfer, 6.00%, 6/15/48  35,000 44
Energy Transfer, 6.25%, 4/15/49  17,000 22
Eni, Series X-R, 4.75%, 9/12/28 (1) 205,000 240
Equitable Holdings, 4.35%, 4/20/28  40,000 45
Extra Space Storage, 2.35%, 3/15/32  57,000 56
General Motors Financial, 4.00%,
10/6/26  20,000 22
General Motors Financial, 4.30%,
7/13/25  45,000 49
General Motors Financial, 4.35%,
4/9/25  22,000 24
General Motors Financial, 5.10%,
1/17/24  20,000 22
GLP Capital, 3.35%, 9/1/24  10,000 11
Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group, 3.50%,
11/16/26  140,000 151
Goldman Sachs Group, VR, 1.542%,
9/10/27 (10) 50,000 50
Goldman Sachs Group, VR, 2.615%,
4/22/32 (10) 185,000 187
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 5,000 5
Gray Oak Pipeline, 2.60%,
10/15/25 (1) 15,000 15
Gray Oak Pipeline, 3.45%,
10/15/27 (1) 5,000 5
Hasbro, 3.55%, 11/19/26  25,000 27
Healthcare Realty Trust, 2.05%,
3/15/31  15,000 14
Healthcare Realty Trust, 3.625%,
1/15/28  60,000 66
Healthpeak Properties, 2.875%,
1/15/31  5,000 5
Healthpeak Properties, 3.50%,
7/15/29  10,000 11
Highwoods Realty, 3.05%, 2/15/30  65,000 68
Highwoods Realty, 4.125%, 3/15/28  41,000 46
HSBC Holdings, VR, 1.645%,
4/18/26 (10) 205,000 206
Humana, 2.15%, 2/3/32  20,000 20
Humana, 4.875%, 4/1/30  42,000 50
Hyundai Capital America, 1.80%,
10/15/25 (1) 20,000 20
Hyundai Capital America, 2.10%,
9/15/28 (1) 35,000 34
Intercontinental Exchange, 1.85%,
9/15/32  100,000 94
Intercontinental Exchange, 2.10%,
6/15/30  145,000 143
JPMorgan Chase, VR, 1.578%,
4/22/27 (10) 50,000 50
JPMorgan Chase, VR, 1.953%,
2/4/32 (10) 175,000 169
JPMorgan Chase, VR, 2.182%,
6/1/28 (10) 60,000 61
JPMorgan Chase, VR, 2.739%,
10/15/30 (10) 40,000 41
JPMorgan Chase, VR, 2.956%,
5/13/31 (10) 164,000 170
JPMorgan Chase, VR, 3.54%,
5/1/28 (10) 25,000 27
Kilroy Realty, 4.375%, 10/1/25  13,000 14
Kookmin Bank, 4.50%, 2/1/29  200,000 226
Las Vegas Sands, 3.20%, 8/8/24  13,000 13
Las Vegas Sands, 3.50%, 8/18/26  25,000 26
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 204
Marsh & McLennan, 2.25%, 11/15/30  15,000 15
Micron Technology, 4.185%, 2/15/27  27,000 30
Micron Technology, 5.327%, 2/6/29  22,000 26
Mileage Plus Holdings, 6.50%,
6/20/27 (1) 75,000 82
Morgan Stanley, 3.625%, 1/20/27  70,000 77
Morgan Stanley, VR, 1.593%,
5/4/27 (10) 20,000 20

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley, VR, 1.928%,
4/28/32 (10) 15,000 14
Morgan Stanley, VR, 3.217%,
4/22/42 (10) 15,000 16
Morgan Stanley, VR, 4.431%,
1/23/30 (10) 25,000 29
Netflix, 6.375%, 5/15/29  55,000 70
NiSource, 1.70%, 2/15/31  25,000 24
NiSource, 3.60%, 5/1/30  37,000 40
NRG Energy, 4.45%, 6/15/29 (1) 25,000 28
NXP, 2.70%, 5/1/25 (1) 5,000 5
NXP, 3.15%, 5/1/27 (1) 10,000 11
NXP, 5.35%, 3/1/26 (1) 20,000 23
Oracle, 2.30%, 3/25/28  25,000 26
Pacific Gas & Electric, 2.10%, 8/1/27  20,000 20
Pacific Gas & Electric, 2.50%, 2/1/31  50,000 47
Pacific Gas & Electric, 3.30%, 8/1/40  40,000 37
Pacific Gas & Electric, 4.55%, 7/1/30  145,000 156
PerkinElmer, 1.90%, 9/15/28  35,000 35
PerkinElmer, 2.25%, 9/15/31  15,000 15
PerkinElmer, 3.30%, 9/15/29  19,000 20
Perrigo Finance Unlimited, 3.15%,
6/15/30  200,000 206
Prologis, 1.25%, 10/15/30  15,000 14
Regency Centers, 3.70%, 6/15/30  35,000 39
Reynolds American, 4.45%, 6/12/25  55,000 61
Ross Stores, 1.875%, 4/15/31  45,000 43
Sabine Pass Liquefaction, 4.50%,
5/15/30  10,000 11
Sabine Pass Liquefaction, 5.00%,
3/15/27  115,000 132
Sabine Pass Liquefaction, 5.875%,
6/30/26  40,000 47
Simon Property Group, 2.65%,
7/15/30  40,000 41
SMBC Aviation Capital Finance,
3.55%, 4/15/24 (1) 205,000 217
T-Mobile USA, 2.05%, 2/15/28  25,000 25
T-Mobile USA, 2.25%, 11/15/31  140,000 137
T-Mobile USA, 3.75%, 4/15/27  110,000 121
Tengizchevroil Finance International,
4.00%, 8/15/26  200,000 215
Transcontinental Gas Pipe Line,
3.25%, 5/15/30  10,000 11
Transcontinental Gas Pipe Line,
4.00%, 3/15/28  15,000 17
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  30,000 36
Transurban Finance, 2.45%,
3/16/31 (1) 25,000 25
Transurban Finance, 3.375%,
3/22/27 (1) 15,000 16
Trinity Acquisition, 4.40%, 3/15/26  65,000 73
United Airlines PTT, Series 2019-
2, Class A, Class A, 2.90%, 5/1/28  14,335 14
United Airlines PTT, Series 2019-
2, Class AA, Class AA, 2.70%, 5/1/32  9,611 10
UnitedHealth Group, 2.00%, 5/15/30  105,000 105
Valero Energy, 2.15%, 9/15/27  5,000 5
Shares/Par $ Value
(Cost and value in $000s)
‡
VEREIT Operating Partnership, 2.20%,
6/15/28  10,000 10
VEREIT Operating Partnership, 2.85%,
12/15/32  50,000 52
VEREIT Operating Partnership, 3.10%,
12/15/29  20,000 21
VEREIT Operating Partnership, 3.40%,
1/15/28  10,000 11
VEREIT Operating Partnership, 3.95%,
8/15/27  110,000 123
Verizon Communications, 1.75%,
1/20/31  70,000 66
Verizon Communications, 2.10%,
3/22/28  30,000 31
Verizon Communications, 2.355%,
3/15/32 (1) 45,000 44
Verizon Communications, 2.55%,
3/21/31  40,000 40
Verizon Communications, 2.65%,
11/20/40  77,000 73
Verizon Communications, 2.875%,
11/20/50  85,000 79
Verizon Communications, 4.329%,
9/21/28  40,000 46
Verizon Communications, 4.522%,
9/15/48  35,000 43
Verizon Communications, 4.75%,
11/1/41  15,000 18
Vistra Operations, 3.55%, 7/15/24 (1) 105,000 110
Vodafone Group, 4.375%, 5/30/28  54,000 62
Vodafone Group, 5.25%, 5/30/48  105,000 136
Volkswagen Group of America
Finance, 3.20%, 9/26/26 (1) 205,000 219
Waste Connections, 2.20%, 1/15/32  30,000 30
Wells Fargo, 4.30%, 7/22/27  35,000 40
Wells Fargo, VR, 2.393%, 6/2/28 (10) 115,000 119
Wells Fargo, VR, 2.572%, 2/11/31 (10) 225,000 230
Wells Fargo, VR, 2.879%,
10/30/30 (10) 100,000 104
Westlake Chemical, 1.625%, 7/17/29
(EUR)  100,000 122
Williams, 5.10%, 9/15/45  45,000 56
Woodside Finance, 3.65%, 3/5/25 (1) 45,000 48
Woodside Finance, 3.70%, 9/15/26 (1) 40,000 43
Woodside Finance, 3.70%, 3/15/28 (1) 71,000 76
Total Corporate Bonds (Cost
$12,481) 12,952
EQUITY MUTUAL FUNDS 6.0%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 197,846 9,168
T. Rowe Price Real Assets Fund - I
Class (2) 228,578 3,219
Total Equity Mutual Funds (Cost
$7,389) 12,387

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Equate Petrochemical, 4.25%, 11/3/26  200,000 220
Export-Import Bank of India, 3.875%,
2/1/28  200,000 215
Perusahaan Listrik Negara, 4.125%,
5/15/27 (1) 200,000 217
Total Foreign Government
Obligations & Municipalities (Cost
$654) 652
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.9%
Angel Oak Mortgage Trust,
Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 26,181 26
Angel Oak Mortgage Trust,
Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 34,973 35
BAMLL Commercial Mortgage
Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR +
1.45%, 1.55%, 9/15/38 (1) 25,000 25
Bayview Mortgage Fund IVc Trust,
Series 2017-RT3, Class A, ARM,
3.50%, 1/28/58 (1) 33,004 33
Bayview Opportunity Master Fund
IVa Trust, Series 2017-RT1, Class A1,
ARM, 3.00%, 3/28/57 (1) 24,326 25
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M USD LIBOR
+ 2.16%, 2.244%, 11/15/34 (1) 25,000 25
Benchmark Mortgage Trust,
Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  25,000 28
CIM Trust, Series 2019-INV3, Class
A15, CMO, ARM, 3.50%, 8/25/49 (1) 31,630 32
CIM Trust, Series 2020-INV1, Class A2,
CMO, ARM, 2.50%, 4/25/50 (1) 50,053 51
CIM Trust, Series 2021-INV1, Class
A29, CMO, ARM, 2.50%, 7/1/51 (1) 98,615 99
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS, 4.026%,
5/10/47  35,000 37
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class AS, 3.571%,
2/10/48  15,000 16
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class AS, 3.764%,
10/12/50  45,000 49
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class AS, 3.915%,
4/14/50  25,000 27
Citigroup Commercial Mortgage
Trust, Series 2018-B2, Class C, ARM,
4.827%, 3/10/51  30,000 32
Cold Storage Trust, Series 2020-ICE5,
Class C, ARM, 1M USD LIBOR +
1.65%, 1.734%, 11/15/37 (1) 98,299 98
Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Mortgage Trust,
Series 2014-UBS6, Class AM, 4.048%,
12/10/47  110,000 118
Commercial Mortgage Trust,
Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  25,000 27
Commercial Mortgage Trust,
Series 2016-CR28, Class AHR,
3.651%, 2/10/49  27,565 29
Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, CMO,
ARM, 1M USD LIBOR + 1.35%,
1.436%, 9/25/29  53,987 54
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO,
ARM, 1M USD LIBOR + 1.00%,
1.086%, 2/25/30  38,703 39
Connecticut Avenue Securities,
Series 2018-C01, Class 1ED2, CMO,
ARM, 1M USD LIBOR + 0.85%,
0.936%, 7/25/30  56,076 56
Connecticut Avenue Securities,
Series 2018-C02, Class 2EB2, CMO,
ARM, 1M USD LIBOR + 0.90%,
0.986%, 8/25/30  31,991 32
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class AS, 3.278%,
9/15/52  30,000 32
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class B, 3.48%,
9/15/52  35,000 37
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, CMO, ARM,
2.739%, 11/25/59 (1) 44,471 45
Ellington Financial Mortgage Trust,
Series 2021-2, Class A2, CMO, ARM,
1.085%, 6/25/66 (1) 91,149 91
FREMF Mortgage Trust, Series 2018-
K731, Class B, ARM, 4.064%,
2/25/25 (1) 65,000 70
FREMF Mortgage Trust, Series 2019-
K100, Class B, ARM, 3.61%,
11/25/52 (1) 45,000 48
FREMF Mortgage Trust, Series 2019-
K92, Class B, ARM, 4.337%,
5/25/52 (1) 20,000 22
FREMF Mortgage Trust, Series 2019-
K97, Class B, ARM, 3.893%,
9/25/51 (1) 50,000 55
FREMF Mortgage Trust, Series 2019-
K98, Class B, ARM, 3.861%,
10/25/52 (1) 25,000 27
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 16,057 16
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 17,561 18
Galton Funding Mortgage Trust,
Series 2019-H1, Class A1, CMO, ARM,
2.657%, 10/25/59 (1) 10,336 11

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust,
Series 2019-H1, Class A3, CMO, ARM,
2.964%, 10/25/59 (1) 72,569 73
Goldman Sachs Mortgage Securities
Trust, Series 2013-GC16, Class B,
ARM, 5.161%, 11/10/46  120,000 127
Goldman Sachs Mortgage Securities
Trust, Series 2015-GC28, Class AS,
3.759%, 2/10/48  45,000 48
Goldman Sachs Mortgage Securities
Trust, Series 2017-GS8, Class C, ARM,
4.48%, 11/10/50  90,000 97
Great Wolf Trust, Series 2019-WOLF,
Class A, ARM, 1M USD LIBOR +
1.034%, 1.118%, 12/15/36 (1) 40,000 40
Great Wolf Trust, Series 2019-WOLF,
Class C, ARM, 1M USD LIBOR +
1.633%, 1.717%, 12/15/36 (1) 35,000 35
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO,
ARM, 2.50%, 11/25/51 (1) 98,059 99
Homeward Opportunities Fund I Trust,
Series 2020-2, Class A1, CMO, ARM,
1.657%, 5/25/65 (1) 48,396 49
Hundred Acre Wood Trust,
Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 97,266 98
Independence Plaza Trust,
Series 2018-INDP, Class A, 3.763%,
7/10/35 (1) 105,000 110
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2016-JP2, Class AS, 3.056%,
8/15/49  35,000 37
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%,
7/5/33 (1) 20,000 21
JPMorgan Mortgage Trust,
Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 11,522 12
JPMorgan Mortgage Trust,
Series 2020-5, Class B2, CMO, ARM,
3.642%, 12/25/50 (1) 24,386 25
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%,
0.914%, 8/25/50 (1) 12,141 12
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 16,189 17
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 7,712 8
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 15,424 16
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class B1A, CMO,
ARM, 3.353%, 6/25/50 (1) 29,177 30
Shares/Par $ Value
(Cost and value in $000s)
‡
MetLife Securitization Trust,
Series 2018-1A, Class A, CMO, ARM,
3.75%, 3/25/57 (1) 57,203 59
MFA Trust, Series 2021-NQM2, Class
A1, CMO, ARM, 1.029%, 11/25/64 (1) 94,826 95
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, CMO, ARM,
2.50%, 4/25/57 (1) 5,775 6
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2014-C18,
Class 300A, 3.749%, 8/15/31  25,000 26
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2015-C24,
Class AS, ARM, 4.036%, 5/15/48  10,000 11
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2015-C27,
Class AS, 4.068%, 12/15/47  40,000 44
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS, ARM,
4.166%, 5/15/48  10,000 11
New Orleans Hotel Trust, Series 2019-
HNLA, Class B, ARM, 1M USD LIBOR
+ 1.289%, 1.373%, 4/15/32 (1) 100,000 99
OBX Trust, Series 2020-EXP1, Class
1A8, CMO, ARM, 3.50%, 2/25/60 (1) 47,172 48
OBX Trust, Series 2020-EXP2, Class
A8, CMO, ARM, 3.00%, 5/25/60 (1) 50,011 51
OBX Trust, Series 2021-NQM3, Class
A1, CMO, ARM, 1.054%, 7/25/61 (1) 98,292 98
Sequoia Mortgage Trust, Series 2013-
4, Class B1, CMO, ARM, 3.473%,
4/25/43  32,921 33
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 13,455 14
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 13,583 14
Starwood Mortgage Residential Trust,
Series 2019-INV1, Class A1, CMO,
ARM, 2.61%, 9/27/49 (1) 28,946 29
Structured Agency Credit Risk Debt
Notes, Series 2018-DNA1, Class
M2AT, CMO, ARM, 1M USD LIBOR +
1.05%, 1.136%, 7/25/30  44,660 44
Structured Agency Credit Risk Debt
Notes, Series 2018-DNA2, Class M1,
CMO, ARM, 1M USD LIBOR + 0.80%,
0.886%, 12/25/30 (1) 10,665 11
Structured Agency Credit Risk Debt
Notes, Series 2018-DNA3, Class M1,
CMO, ARM, 1M USD LIBOR + 0.75%,
0.836%, 9/25/48 (1) 47 —
Structured Agency Credit Risk Debt
Notes, Series 2018-HQA1, Class
M2AS, CMO, ARM, 1M USD LIBOR +
1.10%, 1.186%, 9/25/30  32,375 32
Structured Agency Credit Risk Debt
Notes, Series 2018-HRP2, Class M2,
CMO, ARM, 1M USD LIBOR + 1.25%,
1.336%, 2/25/47 (1) 43,285 43

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA2, Class M2,
CMO, ARM, 1M USD LIBOR + 1.85%,
1.936%, 2/25/50 (1) 66,439 67
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA5, Class
M2, CMO, ARM, SOFR30A + 2.80%,
2.85%, 10/25/50 (1) 46,649 47
Structured Agency Credit Risk Debt
Notes, Series 2020-HQA5, Class
M1, CMO, ARM, SOFR30A + 1.10%,
1.15%, 11/25/50 (1) 4,181 4
Structured Agency Credit Risk Debt
Notes, Series 2021-HQA3, Class
M1, CMO, ARM, SOFR30A + 0.85%,
0.90%, 9/25/41 (1) 40,000 40
Towd Point Mortgage Trust,
Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 770 1
Towd Point Mortgage Trust,
Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 20,435 21
Towd Point Mortgage Trust,
Series 2017-1, Class M1, CMO, ARM,
3.75%, 10/25/56 (1) 100,000 106
Towd Point Mortgage Trust,
Series 2018-3, Class A1, CMO, ARM,
3.75%, 5/25/58 (1) 51,222 54
Verus Securitization Trust,
Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 73,794 74
Verus Securitization Trust,
Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 45,758 46
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 62,475 63
Wells Fargo Commercial Mortgage
Trust, Series 2017-C39, Class B,
4.025%, 9/15/50  125,000 136
Wells Fargo Commercial Mortgage
Trust, Series 2019-JWDR, Class A,
ARM, 2.584%, 9/15/31 (1) 100,000 101
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$3,874) 3,947
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.8%
U.S. Government Agency
Obligations 3.5%
Federal Home Loan Mortgage
2.50%, 4/1/30  21,087 22
3.00%, 12/1/42 - 2/1/47  139,895 150
3.50%, 8/1/42 - 3/1/44  121,751 131
4.00%, 8/1/40 - 8/1/45  62,377 68
4.50%, 6/1/39 - 5/1/42  69,465 80
5.00%, 1/1/24 - 8/1/40  21,669 25
6.00%, 10/1/21 - 8/1/38  5,653 7
Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 3/1/32  310 —
7.00%, 6/1/32  610 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.785%, 2.285%,
9/1/32  84 —
12M USD LIBOR + 1.829%, 2.203%,
2/1/37  2,195 2
12M USD LIBOR + 1.842%, 2.216%,
1/1/37  1,468 1
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36 - 9/1/36  166,880 172
2.50%, 5/1/51 - 8/1/51  72,695 76
3.00%, 12/1/46 - 12/1/50  30,497 32
3.50%, 11/1/47 - 11/1/50  74,088 80
4.00%, 12/1/49 - 2/1/50  89,210 96
4.50%, 5/1/50  14,352 16
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  14,891 16
3.50%, 6/1/42 - 1/1/44  123,133 133
4.00%, 11/1/40  36,420 40
Federal National Mortgage Assn.,
ARM, 12M USD LIBOR + 1.873%,
2.123%, 8/1/36  1,902 2
Federal National Mortgage Assn.,
CMO, 4.00%, 6/25/44  3,661 4
Federal National Mortgage Assn.,
CMO, IO, 6.50%, 2/25/32  550 —
Federal National Mortgage Assn.,
UMBS
2.00%, 5/1/36  76,920 80
2.50%, 1/1/32 - 10/1/51  333,577 347
3.00%, 6/1/27 - 4/1/51  1,120,787 1,196
3.50%, 11/1/32 - 7/1/50  456,511 489
4.00%, 11/1/40 - 12/1/49  371,973 405
4.50%, 10/1/26 - 5/1/50  175,497 196
5.00%, 3/1/34 - 12/1/47  70,455 80
5.50%, 12/1/34 - 9/1/41  74,329 84
6.00%, 4/1/33 - 1/1/41  49,344 59
6.50%, 7/1/32 - 5/1/40  26,931 32
7.00%, 4/1/32  284 —
UMBS, TBA(11)
2.00%, 11/1/51  1,575,000 1,576
2.50%, 10/1/51  1,080,000 1,114
3.00%, 10/1/51  140,000 146
4.00%, 10/1/51  145,000 155
4.50%, 10/1/51  115,000 124
7,236
U.S. Government
Obligations 1.3%
Government National Mortgage Assn.
2.50%, 8/20/51 - 10/20/51  567,019 585
3.00%, 7/15/43 - 7/20/51  487,810 512
3.50%, 12/20/42 - 8/20/51  424,746 454
4.00%, 7/20/42 - 1/20/48  139,091 151
4.50%, 10/20/39 - 3/20/47  79,631 89
5.00%, 3/20/34 - 11/20/47  86,159 99
5.50%, 10/20/32 - 3/20/49  91,075 100
6.00%, 4/15/36 - 12/20/38  10,548 12

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 3/15/26 - 12/20/33  3,121 3
7.00%, 9/1/27  1,684 2
8.00%, 4/15/26  139 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  11,107 12
Government National Mortgage Assn.,
CMO, IO, 4.50%, 12/20/39  554 —
Government National Mortgage Assn.,
TBA(11)
2.00%, 10/20/51  380,000 385
3.50%, 11/20/51  116,000 122
2,526
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$9,662) 9,762
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.1%
U.S. Treasury Obligations 5.1%
U.S. Treasury Bonds, 1.875%, 2/15/41  520,000 509
U.S. Treasury Bonds, 1.875%, 2/15/51  390,000 372
U.S. Treasury Bonds, 2.00%, 8/15/51  435,000 428
U.S. Treasury Bonds, 2.25%, 5/15/41  970,000 1,009
U.S. Treasury Bonds, 2.375%, 5/15/51  370,000 395
U.S. Treasury Notes, 0.125%, 5/15/23  455,000 454
U.S. Treasury Notes, 0.125%, 6/30/23  710,000 709
U.S. Treasury Notes, 0.125%, 1/15/24  285,000 283
U.S. Treasury Notes, 0.125%,
2/15/24 (12) 1,050,000 1,044
U.S. Treasury Notes, 0.25%, 3/15/24  875,000 872
U.S. Treasury Notes, 0.25%, 6/15/24  745,000 741
U.S. Treasury Notes, 0.375%, 7/15/24  405,000 404
U.S. Treasury Notes, 0.375%, 9/15/24  440,000 438
U.S. Treasury Notes, 0.625%, 7/31/26  660,000 649
U.S. Treasury Notes, 0.75%, 8/31/26  1,075,000 1,064
U.S. Treasury Notes, 0.875%, 9/30/26  1,165,000 1,159
10,530
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $10,495) 10,530
SHORT-TERM INVESTMENTS 8.9%
Money Market Funds 8.9%
T. Rowe Price Treasury Reserve Fund,
0.05% (2)(13) 18,360,629 18,361
Total Short-Term Investments (Cost
$18,361) 18,361
Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund,
0.07% (2)(13) 65,698 657
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 657
Total Securities Lending Collateral
(Cost $657) 657
Total Investments in
Securities 102.4%
(Cost $153,195) $ 211,029
Other Assets Less Liabilities (2.4)% (5,010)
Net Assets 100.0% $ 206,019

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,168 and represents
4.0% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at September 30, 2021.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,416 and represents 0.7% of net assets.
(7) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2021, was $12 and was valued at $11 (0.0% of net assets).
(8) Level 3 in fair value hierarchy.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,622 and represents 1.8% of net assets.
(12) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PIPE Private Investment in Public Equity
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar

T. ROWE PRICE Moderate Allocation Portfolio

.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, A*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) * 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps — —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S37, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 285 27 28 (1)
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S37, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/26 1,110 27 27 —
Protection Sold (Relevant Credit: Republic of Chile, A1*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/26 265 2 4 (2)
Protection Sold (Relevant Credit: Republic of Indonesia, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/26 445 4 5 (1)
Protection Sold (Relevant Credit: United Mexican States, Baa1*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/26 * 885 (1) 5 (6)
Total Centrally Cleared Credit Default Swaps, Protection Sold (10)
Total Centrally Cleared Swaps (10)
Net payments (receipts) of variation margin to date 10
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of September 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 11/19/21 USD 125 EUR 106 $ 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3 U.S. Treasury Long Bond contracts 12/21 478 $ (9)
Long, 22 U.S. Treasury Notes five year contracts 12/21 2,700 (1)
Short, 34 U.S. Treasury Notes ten year contracts 12/21 (4,475) 62
Long, 10 U.S. Treasury Notes two year contracts 12/21 2,201 (1)
Long, 15 Ultra U.S. Treasury Bonds contracts 12/21 2,866 (77)
Long, 2 Ultra U.S. Treasury Notes ten year contracts 12/21 290 (6)
Net payments (receipts) of variation margin to date 27
Variation margin receivable (payable) on open futures contracts $ (5)

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.15%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 3.99%  — (291) 258
T. Rowe Price Institutional Emerging Markets Equity Fund  190 (836) —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 3.47%  — 8 35
T. Rowe Price Institutional High Yield Fund - Institutional Class, 3.73%  (15) 68 442
T. Rowe Price International Bond Fund - I Class, 1.00%  — (564) 83
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 2.66%  3 51 —
T. Rowe Price Real Assets Fund - I Class  30 398 —
T. Rowe Price Treasury Reserve Fund, 0.05% — — 5
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ 208# $ (1,166) $ 823+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Inflation Protected Bond Fund - I Class, 3.15%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional Emerging Markets Bond Fund, 3.99%  7,828 330 — 7,867
T. Rowe Price Institutional Emerging Markets Equity Fund  10,039 425 460 9,168
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 3.47%  818 480 — 1,306
T. Rowe Price Institutional High Yield Fund - Institutional Class, 3.73%  11,168 1,362 455 12,143
T. Rowe Price International Bond Fund - I Class, 1.00%  7,871 833 — 8,140
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 2.66%  46 2,700 1,122 1,675
T. Rowe Price Real Assets Fund - I Class  2,816 225 220 3,219
T. Rowe Price Treasury Reserve Fund, 0.05% 13,464  ¤  ¤ 18,361
T. Rowe Price Short-Term Fund, 0.07% 193  ¤  ¤ 657
Total $ 62,542^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $823 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $57,225.

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Moderate Allocation Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E304-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 40,687 $ — $ 40,687
Bond Mutual Funds 31,137 — — 31,137
Common Stocks 80,546 26,117 134 106,797
Convertible Bonds — — 97 97
Convertible Preferred Stocks — 111 795 906
Equity Mutual Funds 12,387 — — 12,387
Short-Term Investments 18,361 — — 18,361
Securities Lending Collateral 657 — — 657
Total Securities 143,088 66,915 1,026 211,029
Swaps — — — —
Forward Currency Exchange Contracts — 2 — 2
Futures Contracts* 62 — — 62
Total $ 143,150 $ 66,917 $ 1,026 $ 211,093
Liabilities
Swaps* $ — $ 10 $ — $ 10
Futures Contracts* 94 — — 94
Total $ 94 $ 10 $ — $ 104
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.